SCHEDULE OF RECONCILES THE ELEMENTS OF THE BUSINESS COMBINATION (Details)	9 Months Ended
Sep. 30, 2025 USD ($)
Business Combination, Description [Abstract]
Cash-trust and cash, net of redemptions	$ 811,370
Less: transaction costs, paid	(545,543)
Net proceeds from the Reverse Acquisition	265,827
Less: accounts payable, accrued liabilities and other current liabilities combined	(1,577,057)
Less: Promissory note fee - related party combined	(1,000,000)
Less: Subscription agreement loans combined	(1,828,098)
Less: Loan and transfer note payable combined	(499,214)
Less: Forward purchase agreement liability combined	(49,034)
Add: other, net	85,000
Reverse recapitalization, net	$ (4,602,576)